Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		4,650,000,000	4,650,000,000
Common Stock, Shares, Issued		575,381,320	377,132,220
Common Stock, Shares, Outstanding		575,381,320	377,132,220
Employees and related expenses	[1]	$ 656	$ 934
Due to related parties	[2]	337	1,536
Related Party [Member]
Employees and related expenses		458	531
Due to related parties		$ 74	$ 75

[1]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.